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[FIRST AMERICAN(TM) LOGO]

[GRAPHIC]
MINNESOTA
MUNICIPAL
TERM
TRUST II

MNB

DECEMBER 31, 2002
ANNUAL REPORT

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[FIRST AMERICAN(TM) LOGO]

MINNESOTA MUNICIPAL
TERM TRUST II

PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

Minnesota Municipal Term Trust II (the "Fund") is a nondiversified, closed-end management investment company. The investment objectives of the Fund are to provide high current income exempt from regular federal income tax and Minnesota personal income tax, and to return $10 per share to investors on or shortly before April 15, 2003. The Fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that the Fund will achieve its objective.

         TABLE OF CONTENTS

    2    Fund Overview

    x    Financial Statements

    x    Notes to Financial Statements

    x    Investments in Securities

    x    Independent Auditors' Report

    x    Federal Income Tax Information

    x    Shareholder Update

OUR IMAGE-GEORGE WASHINGTON

FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF GEORGE WASHINGTON. HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

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AVERAGE ANNUALIZED TOTAL RETURNS

Based on Net Asset Value ("NAV") for the period ended December 31, 2002

[CHART]

              ONE YEAR          FIVE YEAR        TEN YEAR

                5.45%             4.95%            6.63%

All total returns are through December 31, 2002, and reflect the reinvestment of distributions but not sales charges. NAV-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the Fund's NAV performance to a market benchmark. This is because our primary goal is to meet the Fund's investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax, and returning $10 per share to investors at the Fund's termination date. - Average annualized total returns based on the change in market price for the one-year, five-year, and ten-year periods ended December 31, 2002, were 5.22%, 5.59%, and 6.12%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the Fund's dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return, NAV, and market price of an investment will fluctuate so that Fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this Fund, often trade at discounts to NAV. Therefore, you may be unable to realize the full NAV of your shares when you sell.

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FUND OVERVIEW

WE ARE PLEASED TO ANNOUNCE THAT THE MINNESOTA MUNICIPAL TERM TRUST II ("MNB") WILL RETURN MORE THAN ITS $10 PER SHARE OBJECTIVE WHEN IT TERMINATES IN APRIL 2003. The NAV of MNB was $10.36 per share as of December 31, 2002. In addition, the Fund continued to pay high tax-free income by maintaining the same monthly dividend amount it has paid since inception-4.92 cents per share.

MNB HAS BEEN USING ITS DIVIDEND RESERVE TO MAINTAIN ITS MONTHLY COMMON STOCK DISTRIBUTIONS AS IT APPROACHES TERMINATION. The dividend reserve for MNB decreased from 60 cents per share on June 30, 2002, to 45 cents per share as of December 31, 2002. We have also deleveraged the portfolio by redeeming all of the Fund's outstanding preferred shares during the year in order to reduce the interest-rate risk and credit risk in the portfolio.

IN ADDITION TO REMOVING THE LEVERAGE, WE HAVE ALSO BEEN REDUCING THE RISK IN THE FUND AS WE NEARED TERMINATION BY SELLING OFF LONGER-MATURITY BONDS AS OPPORTUNITIES AROSE. As of December 31, 2002, 100% of MNB's holdings had maturity dates on or before the Fund's termination date.

ALTHOUGH THE FUND'S NAV ENDED THE YEAR ABOVE $10, IT WILL TREND DOWNWARD AS THE PORTFOLIO NEARS TERMINATION. Three factors cause this decline in NAV. First, because of the strategy of selling longer-term bonds as the Fund neared termination, the Fund has realized gains that were distributed to shareholders after the year ended. Second, the shorter-term

BONDS MATURING ON OR BEFORE THE FUND'S
TERMINATION DATE

                                                                INCEPTION
                                                                4/24/1992
At the Fund's Inception                                              0%
As of 12/31/2002                                                   100%

[SIDENOTE]

FUND MANAGEMENT

DOUG WHITE, CFA
is primarily responsible for the management of the Fund. He has 20 years of financial experience.

CATHERINE STIENSTRA
assists with the management of the Fund. She has 15 years of financial experience.

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securities will not generate enough income to maintain the Fund's distribution levels, which will cause the Fund to dip into its dividend reserves. Because both capital gains and the dividend reserves are part of the NAV of the Fund, the NAV will decrease as these are paid out. Third, some of the bonds in the portfolio have values greater than their maturity or redemption values. Over time, their market prices will converge toward prices that are at or near their maturity or refunding prices. To illustrate how this has occurred with MNB to date, the Fund's NAV was $10.62 on June 30, 2002, and $10.36 on December 31, 2002.

THE FUND PAID OUT A LONG-TERM CAPITAL GAIN OF 7.3 CENTS PER SHARE IN JANUARY 2003 TO AVOID PAYING EXTRA TAXES ON UNDISTRIBUTED INCOME.

AS THE TERM OF THIS FUND NEARS AN END, WE WISH TO EXPRESS OUR THANKS TO YOU FOR YOUR INVESTMENT IN THE FUND AND THE TRUST YOU PLACED IN US TO HELP MANAGE YOUR MONEY. This will be the last shareholder report you receive from us regarding this Fund. We are pleased that we will be able to exceed the objective of the Fund at termination and hope that we have helped you achieve some of your financial goals. You will soon receive more information by mail that will explain the

DISTRIBUTION HISTORY SINCE INCEPTION

                                                                INCEPTION
                                                                4/24/1992
Total Monthly Income Distributions Through 12/31/2002
Common Shareholders                                               $6.25
Preferred Shareholders (On a Common Share Basis)                  $1.48
Total Capital Gains Distributions to Common
Shareholders Through 12/31/2002                                   $0.25

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termination process for your shares, which will take place in April. If you have any questions, please call us at 800.677.FUND.

Sincerely,

/s/ Mark Jordahl

Mark Jordahl
Vice President, Investments
First American Funds

NAV SUMMARY OF COMMON SHARES

                                                               INCEPTION
                                                               4/24/1992
Initial Offering Price                                           $10.00
-------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Shares)                                    -$0.67
-------------------------------------------------------------------------
Accumulated Realized Gains on 12/31/2002                         +$0.57
-------------------------------------------------------------------------
SUBTOTAL                                                          $9.90
-------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) on 12/31/2002              +$0.45
-------------------------------------------------------------------------
Unrealized Appreciation on Investments on 12/31/2002             +$0.01
-------------------------------------------------------------------------
NAV PER SHARE ON 12/31/2002                                      $10.36
-------------------------------------------------------------------------

PORTFOLIO COMPOSITION

As a percentage of total assets on December 31, 2002

[CHART]

Short Term                           83%
Utility Revenue                       7%
Certificates of Participation         5%
Municipal Derivative Security         2%
Tax Revenue                           3%

PREFERRED SHARES

The preferred shares issued by the Fund pay dividends at a specified rate and have preference over common shares in the payments of dividends and the liquidation of assets. Rates paid on preferred shares are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (preferred shares are rated AAA by Moody's and S&P) and high liquidity (preferred shares trade at par and are remarketed every seven days). The proceeds from the sale of preferred shares are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred shares, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred shares is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their Fund did not have any preferred shares outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred shares results in the leveraging of common shares, which increases the volatility of both the NAV of the Fund and the market value of common shares.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002
.................................................................................

ASSETS:
Investments in securities at market value* (note
  2)..............................................  $36,151,101
Accrued interest receivable.......................     156,081
                                                    ----------
  Total assets....................................  36,307,182
                                                    ----------
LIABILITIES:
Common share distributions payable (note 2).......     422,639
Accrued investment management fee (note 4)........       7,692
Accrued administrative fee (note 4)...............       6,153
Bank overdraft....................................       4,712
Other accrued expenses............................       9,334
                                                    ----------
  Total liabilities...............................     450,530
                                                    ----------

  Net assets applicable to outstanding common
    shares........................................  $35,856,652
                                                    ==========
NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES
  CONSIST OF:
Common shares and additional paid-in capital......  $32,285,603
Undistributed net investment income...............   1,557,804
Accumulated net realized gain on investments......   1,994,646
Unrealized appreciation of investments............      18,599
                                                    ----------

  Net assets applicable to outstanding common
    shares........................................  $35,856,652
                                                    ==========
*Investments in securities at identified cost.....  $36,132,502
                                                    ==========
NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common
  shares..........................................  $35,856,652
Common shares outstanding (authorized 200 million
  shares of $0.01 par value)......................   3,460,000
Net asset value per share.........................  $    10.36
Market price per share............................  $    10.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            2002 ANNUAL REPORT  7  Minnesota Municipal Term Trust II

FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002
.................................................................................

INCOME:
Interest..........................................  $2,084,152
                                                    ----------
EXPENSES (NOTE 4):
Investment management fee.........................     111,796
Administrative fee................................      89,404
Remarketing agent fee.............................      21,635
Custodian fees....................................       6,708
Transfer agent fees...............................      29,318
Registration fees.................................       4,975
Reports to shareholders...........................      24,008
Directors' fees...................................       3,385
Audit and legal fees..............................      18,637
Other expenses....................................      23,793
                                                    ----------
  Total expenses..................................     333,659
                                                    ----------

  Net investment income...........................   1,750,493
                                                    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gain on investments in securities
  (note 3)........................................   2,240,366
Net change in unrealized appreciation or
  depreciation of investments.....................  (1,923,519)
                                                    ----------

  Net gain on investments.........................     316,847
                                                    ----------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income........................     (97,251)
                                                    ----------

    Net increase in net assets applicable to
      common shares resulting from operations.....  $1,970,089
                                                    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            2002 ANNUAL REPORT  8  Minnesota Municipal Term Trust II

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                           YEAR ENDED   YEAR ENDED
                                            12/31/02     12/31/01
                                          ------------  -----------
OPERATIONS:
Net investment income...................  $  1,750,493  $ 2,671,743
Net realized gain on investments........     2,240,366       87,150
Net change in unrealized appreciation or
  depreciation of investments...........    (1,923,519)    (131,853)
Distributions to preferred
  shareholders..........................       (97,251)    (435,084)
                                          ------------  -----------

  Net increase in net assets applicable
    to common shares resulting from
    operations..........................     1,970,089    2,191,956
                                          ------------  -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income..............    (2,042,784)  (2,047,252)
From net realized gains.................      (252,407)          --
                                          ------------  -----------
  Total distributions...................    (2,295,191)  (2,047,252)
                                          ------------  -----------
  Total increase (decrease) in net
    assets applicable to common
    shares..............................      (325,102)     144,704
Net assets applicable to common shares
  at beginning of year..................    36,181,754   36,037,050
                                          ------------  -----------

Net assets applicable to common shares
  at end of year........................  $ 35,856,652  $36,181,754
                                          ============  ===========

Undistributed net investment income.....  $  1,557,804  $ 1,961,778
                                          ============  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            2002 ANNUAL REPORT  9  Minnesota Municipal Term Trust II

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
.............................
                Minnesota Municipal Term Trust Inc. II (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund expects to terminate operations and distribute all of its net assets to shareholders on or shortly before April 15, 2003. The Fund invests primarily in investment grade Minnesota municipal obligations, including municipal zero-coupon securities. Fund shares are listed on the American Stock Exchange under the symbol MNB.

                The Fund concentrates its investments in Minnesota, and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
  SIGNIFICANT
  ACCOUNTING
  POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of December 31, 2002, the Fund had no fair valued securities.

                Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities

           2002 ANNUAL REPORT 10 Minnesota Municipal Term Trust II on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including accretion of bond discount and amortization of premium, is recorded on an accrual basis.

                INVERSE FLOATERS
                As part of its investment strategy, the Fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be

           2002 ANNUAL REPORT  11  Minnesota Municipal Term Trust II

               NOTES TO FINANCIAL STATEMENTS continued

                characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Fund invests in inverse floaters, the net asset value of the Fund's shares may be more volatile than if the Fund did not invest in such securities. At December 31, 2002, the Fund had investments in inverse floaters with a value of $648,547, which represents 1.8% of total net assets.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2002, the Fund had no outstanding when-issued or forward-commitments.

                FEDERAL TAXES
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is

           2002 ANNUAL REPORT 12 Minnesota Municipal Term Trust II required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                The tax character of common and preferred share distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                             2002        2001
                                          ----------  ----------
Distributions paid from:
Tax exempt income.......................  $2,138,883  $2,482,336
Ordinary income.........................       1,152          --
Long-term capital gains.................     252,407          --
                                          ----------  ----------
                                          $2,392,442  $2,482,336
                                          ==========  ==========

                At December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax exempt income...................................    $1,547,076
Undistributed ordinary income.....................................        10,728
Accumulated capital gains.........................................     1,994,646
Unrealized appreciation...........................................        18,599
                                                                      ----------
Accumulated earnings..............................................    $3,571,049
                                                                      ==========

           2002 ANNUAL REPORT  13  Minnesota Municipal Term Trust II

               NOTES TO FINANCIAL STATEMENTS continued

                Due to permanent book-to-tax differences, the following reclassificaiton adjustments have been made on the Statement of Assets and Liabilities:

ACCUMULATED NET  UNDISTRIBUTED NET
 REALIZED GAIN   INVESTMENT INCOME
---------------  -----------------
    $14,432          $(14,432)

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and were made weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share distributions were accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

                The Fund may invest in money market funds that are a series of First American Funds, Inc. ("FAF"), subject to

           2002 ANNUAL REPORT 14 Minnesota Municipal Term Trust II certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, U.S. Bancorp Asset Management, Inc. ("USBAM") reimburses the Fund an amount equal to the investment advisory fee earned by FAF related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES
                The Fund has adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Fund's common share net asset values.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
  SECURITY
  TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2002, aggregated $352,809 and $46,772,719, respectively.

(4) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank

           2002 ANNUAL REPORT  15  Minnesota Municipal Term Trust II

               NOTES TO FINANCIAL STATEMENTS continued

                National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM and U.S. Bancorp Fund Services, Inc., an affiliate and a subsidiary of U.S. Bancorp, (collectively the "Administrators") provide or supervise others who provide administrative services, including certain legal and shareholder services, to the Fund. Under the Co-Administration Agreement, the Administrators receive a monthly fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, the Administrators provide numerous services to the Fund including but not limited to handling the general business affairs, financial and regulatory reporting, and various record-keeping services. As part of its co-administrator duties, USBAM has retained SEI Investments Inc. to perform net asset value calculations and retained EquiServe to perform transfer agent functions.

                REMARKETING AGENT FEE
                The Fund entered into a remarketing agreement with Merrill Lynch & Company (the "Remarketing Agent"). The remarketing agreement provided the Remarketing

           2002 ANNUAL REPORT  16  Minnesota Municipal Term Trust II

                Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the Fund's average amount of remarketed preferred shares ("RP-Registered Trademark-") outstanding. For its fee, the Remarketing Agent remarketed shares of RP-Registered Trademark- tendered to it, on behalf of shareholders thereof, and determined the applicable dividend rate for each seven-day dividend period.

                RP-Registered Trademark- is a registered trademark of the Remarketing Agent.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the Fund is responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

                During the year ended December 31, 2002, fees for custody services were paid to U.S. Bank.

(5) PREFERRED SHARE
  TRANSACTIONS
.............................
                In preparation for its termination and liquidation on or about April 15, 2003, the Fund redeemed all of its outstanding preferred shares at a redemption price of $25,000 per share. The Fund redeemed the following preferred shares:

  DATE    SHARES     COST
--------  ------  -----------
4/05/02     400   $10,000,000
8/23/02     160     4,000,000
10/25/02    134     3,350,000
           ----   -----------
            694   $17,350,000
           ====   ===========

           2002 ANNUAL REPORT  17  Minnesota Municipal Term Trust II

NOTES TO FINANCIAL STATEMENTS continued

(6) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a common share outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                                                  YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------
                                                       2002      2001      2000       1999       1998
                                                      ------    ------    ------    --------    ------
PER-SHARE DATA
Net asset value, common shares, beginning of
  period..........................................    $10.46    $10.42    $10.17    $ 10.90     $10.94
                                                      ------    ------    ------    -------     ------
Operations:
  Net investment income...........................      0.51      0.77      0.78       0.73       0.80
  Net realized and unrealized gains
    (losses) on investments.......................      0.08     (0.01)     0.25      (0.68)        --
  Distributions to preferred shareholders:
    From net investment income....................     (0.03)    (0.13)    (0.19)     (0.14)     (0.15)
    From net realized gains on investments........        --        --        --      (0.01)     (0.02)
                                                      ------    ------    ------    -------     ------
      Total distributions to preferred
        shareholders..............................     (0.03)    (0.13)    (0.19)     (0.15)     (0.17)
                                                      ------    ------    ------    -------     ------
      Total from operations.......................      0.56      0.63      0.84       0.10       0.63
                                                      ------    ------    ------    -------     ------
Distributions to common shareholders:
  From net investment income......................     (0.59)    (0.59)    (0.59)     (0.60)     (0.59)
  From net realized gains on investments..........     (0.07)       --        --      (0.03)     (0.08)
                                                      ------    ------    ------    -------     ------
    Total distributions to common shareholders....     (0.66)    (0.59)    (0.59)     (0.63)     (0.67)
                                                      ------    ------    ------    -------     ------
Net asset value, common shares, end of period.....    $10.36    $10.46    $10.42    $ 10.17     $10.90
                                                      ======    ======    ======    =======     ======
Market value, common shares, end of period........    $10.49    $10.61    $10.13    $  9.56     $11.31
                                                      ======    ======    ======    =======     ======
SELECTED INFORMATION
Total return, common shares, net asset
  value (a).......................................      5.45%     6.14%     8.51%     (1.03)%     5.95%
Total return, common shares, market value (b).....      5.22%    10.75%    12.32%    (10.33)%    12.56%
Net assets applicable to common shares at end of
  period (in millions)............................    $   36    $   37    $   36    $    36     $   38
Ratio of expenses to average weekly net assets
  applicable to common shares (c).................      0.91%     1.12%     1.12%      1.17%      1.06%
Ratio of net investment income to average weekly
  net assets applicable to common shares (d) (e)..      2.95%     6.11%     5.75%      5.53%      5.87%
Portfolio turnover rate (excluding short-term
  securities).....................................         1%       20%       29%        18%         9%
Remarketed preferred shares outstanding, end of
  period (in millions)............................    $   --    $   17    $   17    $    17     $   17
Asset coverage per preferred share (in
  thousands) (f)..................................    $   --    $   77    $   77    $    76     $   79
Liquidation preference and market value per share
  of remarketed preferred shares (in thousands)...    $   --    $   25    $   25    $    25     $   25

(A)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(C) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS AND PREFERRED SHARES IS 0.75%, 0.76%, 0.75%, 0.79%, AND 0.73% FOR THE FISCAL YEARS
     2002, 2001, 2000, 1999, AND 1998, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(D) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE WEEKLY NET ASSETS APPLICABLE TO COMMON SHARES.
(E) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS AND PREFERRED SHARES IS 3.17%, 4.95%, 5.12%, 4.68%, AND 4.98% FOR THE FISCAL YEARS 2002, 2001, 2000, 1999, AND 1998, RESPECTIVELY.
(F) REPRESENTS NET ASSETS AND PREFERRED SHARES DIVIDED BY PREFERRED SHARES OUTSTANDING.

           2002 ANNUAL REPORT  18  Minnesota Municipal Term Trust II

INVESTMENTS IN SECURITIES

MINNESOTA MUNICIPAL TERM TRUST II            December 31, 2002
                                          Principal      Market
Description of Security                     Amount     Value (a)
----------------------------------------  ----------  ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET
ASSETS)
MUNICIPAL LONG-TERM SECURITIES (15.6%):
  CERTIFICATES OF PARTICIPATION (5.1%):
      New York State Certificates of
        Participation,
        4.00%, 3/1/03...................  $1,800,000  $ 1,807,938
                                                      -----------

  HOUSING REVENUE (0.0%):
      St. Paul Housing and Redevelopment
        Authority
        (Callable 3/10/03 at 101),
        6.90%, 12/1/11..................       2,000        2,005
                                                      -----------

  TAX REVENUE (2.9%):
      Osceola County, Florida, Gas Tax
        Revenue
        (Escrowed to maturity) (FGIC),
        5.50%, 4/1/03 (b)...............   1,040,000    1,051,294
                                                      -----------

  UTILITY REVENUE (7.6%):
      Northern Municipal Power (FSA),
        4.75%, 1/1/03 (b)...............   2,000,000    2,000,000
      Southern Minnesota Municipal Power
        Agency (Prerefunded 1/1/03 at
        102),
        5.00%, 1/1/08 (d)...............     705,000      719,100
                                                      -----------
                                                        2,719,100
                                                      -----------

        Total Municipal Long-Term
          Securities
          (cost: $5,564,983)............                5,580,337
                                                      -----------
MUNICIPAL DERIVATIVE SECURITIES (B) (E) (1.8%):
  INVERSE FLOATER (1.8%):
      Richfield Independent School
        District 280 Inverse Floater
        (FGIC),
        7.35%, 2/1/03
          (cost: $645,302)..............     645,000      648,547
                                                      -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

           2002 ANNUAL REPORT  19  Minnesota Municipal Term Trust II

INVESTMENTS IN SECURITIES continued

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)
                                          Principal      Market
Description of Security                     Amount     Value (a)
----------------------------------------  ----------  ------------

MUNICIPAL SHORT-TERM SECURITIES (C) (82.9%):
  EDUCATION REVENUE (20.1%):
      Higher Education Facility,
        Carleton College,
        1.45%, 11/1/12..................  $1,800,000  $ 1,800,000
      Higher Education Facility, College
        of St. Catherine,
        1.00%, 10/1/32..................   1,800,000    1,800,000
      Mankato, Bethany Lutheran College,
        1.55%, 11/1/15..................   1,800,000    1,800,000
      University of Minnesota,
        1.60%, 1/1/34...................   1,800,000    1,800,000
                                                      -----------
                                                        7,200,000
                                                      -----------

  GENERAL OBLIGATIONS (20.0%):
      Hennepin County General
        Obligation,
        1.45%, 12/1/20..................   1,800,000    1,800,000
      Massachusetts State General
        Obligation,
        1.60%, 1/1/21...................   1,800,000    1,800,000
      Minneapolis Convention Center,
        1.65%, 12/1/18..................   1,755,000    1,755,000
      Minneapolis General Obligation,
        1.65%, 12/1/05..................     770,000      770,000
      Minneapolis General Obligation,
        1.65%, 12/1/06..................   1,030,000    1,030,000
                                                      -----------
                                                        7,155,000
                                                      -----------

  HEALTH CARE REVENUE (13.2%):
      Grand Forks, North Dakota, United
        Hospital,
        1.66%, 12/1/16..................   1,200,000    1,200,000
      Indiana Health Facilities,
        1.60%, 2/1/31...................   1,800,000    1,800,000
      Missouri Health and Educational
        Facilities Authority (AMBAC),
        1.85%, 6/1/22 (b)...............   1,750,000    1,750,000
                                                      -----------
                                                        4,750,000
                                                      -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

           2002 ANNUAL REPORT  20  Minnesota Municipal Term Trust II

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)
                                          Principal
                                           Amount/       Market
Description of Security                     Shares     Value (a)
----------------------------------------  ----------  ------------

  HOUSING REVENUE (24.0%):
      Bloomington Multifamily Housing,
        1.65%, 12/1/25..................  $1,800,000  $ 1,800,000
      Eden Prairie Multifamily Housing,
        1.10%, 9/1/31...................   1,800,000    1,800,000
      Maple Grove Multifamily Housing,
        1.55%, 11/1/31..................   1,635,000    1,635,000
      Mendota Heights Multifamily
        Housing,
        1.55%, 11/1/31..................   1,800,000    1,800,000
      St. Paul Housing Redevelopment
        Authority,
        1.20%, 2/1/26...................   1,800,000    1,800,000
                                                      -----------
                                                        8,835,000
                                                      -----------

  UTILITY REVENUE (5.0%):
      Massachusetts Water Resources
        Authority (FGIC),
        1.55%, 8/1/31 (b)...............   1,800,000    1,800,000
                                                      -----------

        Total Municipal Short-Term
          Securities
          (cost: $29,740,000)...........               29,740,000
                                                      -----------
MONEY MARKET FUND (0.5%):
      Federated Minnesota Municipal Cash
        Trust
           (cost: $182,217).............     182,217      182,217
                                                      -----------

         Total Investments in Securities -- 100.8%
           (cost: $36,132,502) (f)..................  $36,151,101
                                                      ===========

           2002 ANNUAL REPORT  21  Minnesota Municipal Term Trust II

INVESTMENTS IN SECURITIES continued

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(B)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
    AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
    FGIC-FINANCIAL GUARANTY INSURANCE CORPORATION
    FSA-FINANCIAL SECURITY ASSURANCE
(C) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2002. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(D) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(E) INVERSE FLOATER SECURITY THAT PAYS INTEREST AT RATES THAT INCREASE (DECREASE) IN THE SAME MAGNITUDE AS, OR IN A MULTIPLE OF, A DECREASE (INCREASE) IN THE MARKET RATE PAID ON A RELATED, FLOATING RATE SECURITY. INTEREST RATE DISCLOSED IS THE RATE IN EFFECT ON DECEMBER 31, 2002.
(F) AT DECEMBER 31, 2002, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $36,132,502. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:


GROSS UNREALIZED APPRECIATION.....................  $   19,254
GROSS UNREALIZED DEPRECIATION.....................        (655)
                                                    ----------
NET UNREALIZED APPRECIATION.......................  $   18,599
                                                    ==========

           2002 ANNUAL REPORT  22  Minnesota Municipal Term Trust II

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS
MINNESOTA MUNICIPAL TERM TRUST INC. II

We have audited the accompanying statements of assets and liabilities of Minnesota Municipal Term Trust Inc. II (the "Fund"), including the schedule of investments in securities, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998, were audited by other auditors whose report dated February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included examination or confirmation of securities owned as of December 31, 2002, with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Term Trust Inc. II as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
February 3, 2003

           2002 ANNUAL REPORT  23  Minnesota Municipal Term Trust II

FEDERAL INCOME TAX INFORMATION

The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

COMMON SHARE INCOME DISTRIBUTIONS (INCOME FROM TAX-EXEMPT SECURITIES, 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS)

PAYABLE DATE                                        AMOUNT
------------                                        -------
February 20, 2002.................................  $0.0492
March 27, 2002....................................   0.0492
April 24, 2002....................................   0.0492
May 22, 2002......................................   0.0492
June 26, 2002.....................................   0.0492
July 24, 2002.....................................   0.0492
August 28, 2002...................................   0.0492
September 25, 2002................................   0.0492
October 23, 2002..................................   0.0492
November 20, 2002.................................   0.0492
December 18, 2002.................................   0.0492
January 9, 2003...................................   0.0492
                                                    -------
      Total.......................................  $0.5904
                                                    =======

COMMON SHARE LONG-TERM GAINS (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

PAYABLE DATE                                         AMOUNT
------------                                        --------
January 9, 2003...................................  $0.07295
                                                    ========

PREFERRED SHARE INCOME DISTRIBUTIONS (INCOME FROM TAX-EXEMPT SECURITIES, 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS)

PAYABLE DATE
------------
FROM                    TO                                               AMOUNT
---------------------   ----------------------------------------------   ------
January 1, 2002         April 4, 2002.................................  $ 79.73
April 5, 2002           August 22, 2002...............................   116.27
August 23, 2002         October 24, 2002..............................    57.73
                                                                        -------
                                                                        $253.73
                                                                        =======

           2002 ANNUAL REPORT  24  Minnesota Municipal Term Trust II

               SHAREHOLDER UPDATE

                ANNUAL MEETING RESULTS
                An annual meeting of the Fund's shareholders was held on September 5, 2002. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               1. The Fund's preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
Roger A. Gibson.........................         294                  0
Leonard W. Kedrowski....................         294                  0

               2. The Fund's preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
Andrew M. Hunter III*...................     3,351,292            75,154
John M. Murphy, Jr......................     3,355,743            70,703
Richard K. Riederer.....................     3,352,841            73,605
Joseph D. Strauss.......................     3,351,841            74,605
Virginia L. Stringer....................     3,351,292            75,154
James M. Wade...........................     3,346,341            80,105

* ANDREW M. HUNTER III TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE DECEMBER 2002.

               3. The Fund's preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the Fund's board of directors of Ernst & Young LLP as the independent

           2002 ANNUAL REPORT  25  Minnesota Municipal Term Trust II

               SHAREHOLDER UPDATE continued

                    public accountants for the Fund for the fiscal year ending December 31, 2002. The following votes were cast regarding this matter:

   SHARES           SHARES                      BROKER
 VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
-------------  -----------------  -----------  ---------
3,362,333...           25,788         38,619      --

               4. The Fund's preferred and common shareholders, voting as a class, approved a plan of liquidation and dissolution for the Fund, providing for the sale of all of the assets of the Fund and the distribution of the proceeds to Fund shareholders on or shortly before April 15, 2003. The following votes were cast regarding this matter:

   SHARES           SHARES                       BROKER
 VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS   NON-VOTES
-------------  -----------------  -----------  -----------
1,942,826...           77,739         68,216    1,337,712

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan, which is a convenient and economical way to buy additional shares of the Fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the Fund. To enroll in this plan, call EquiServe at 800-426-5523. If your shares are

           2002 ANNUAL REPORT 26 Minnesota Municipal Term Trust II registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the Fund on the American Stock Exchange or elsewhere on the open market.

                The Fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the Fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the Fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish

           2002 ANNUAL REPORT  27  Minnesota Municipal Term Trust II

               SHAREHOLDER UPDATE continued

                written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the Fund are subject to income tax, just as they would be if received in cash. When shares are issued by the Fund at a discount from market value, shareholders will be treated as having received distributions of an amount equal to the full market value of those shares. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

           2002 ANNUAL REPORT  28  Minnesota Municipal Term Trust II

                PLAN AMENDMENT/TERMINATION
                The Fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before such amendment or termination is effected. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 43011, Providence, RI 02940-3011, 800-426-5523.

           2002 ANNUAL REPORT  29  Minnesota Municipal Term Trust II

                 (This page has been left blank intentionally.)

SHAREHOLDER UPDATE

DIRECTORS AND OFFICERS OF THE FUND
INDEPENDENT DIRECTORS

                                 POSITION(S)
                                  HELD WITH              TERM OF OFFICE AND
NAME, ADDRESS, AND AGE              FUND                LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------
Roger A. Gibson (56)             Director      Term expiring earlier of death,
U.S. Bancorp Asset Management,                 resignation, removal, disqualification,
Inc.                                           or successor duly elected and
800 Nicollet Mall                              qualified. Director of MNB since August
Minneapolis, Minnesota 55402                   1998
--------------------------------------------------------------------------------------
Leonard W. Kedrowski (61)        Director      Term expiring earlier of death,
U.S. Bancorp Asset Management,                 resignation, removal, disqualification,
Inc.                                           or successor duly elected and
800 Nicollet Mall                              qualified. Director of MNB since August
Minneapolis, Minnesota 55402                   1998
--------------------------------------------------------------------------------------
Richard K. Riederer (58)         Director      Term expiring earlier of death,
U.S. Bancorp Asset Management,                 resignation, removal, disqualification,
Inc.                                           or successor duly elected and
800 Nicollet Mall                              qualified. Director of MNB since August
Minneapolis, Minnesota 55402                   2001
--------------------------------------------------------------------------------------
Joseph D. Strauss (62)           Director      Term expiring earlier of death,
U.S. Bancorp Asset Management,                 resignation, removal, disqualification,
Inc.                                           or successor duly elected and
800 Nicollet Mall                              qualified. Director of MNB since August
Minneapolis, Minnesota 55402                   1998
--------------------------------------------------------------------------------------
Virginia L. Stringer (58)        Chair;        Chair term three years. Director term
U.S. Bancorp Asset Management,   Director      expiring earlier of death, resignation,
Inc.                                           removal, disqualification, or successor
800 Nicollet Mall                              duly elected and qualified. Chair of
Minneapolis, Minnesota 55402                   MNB's Board since 1998; Director of MNB
                                               since August 1998
--------------------------------------------------------------------------------------
James M. Wade (59)               Director      Term expiring earlier of death,
U.S. Bancorp Asset Management,                 resignation, removal, disqualification,
Inc.                                           or successor duly elected and
800 Nicollet Mall                              qualified. Director of MNB since August
Minneapolis, Minnesota 55402                   2001

           2002 ANNUAL REPORT  31  Minnesota Municipal Term Trust II

SHAREHOLDER UPDATE continued

                                                                                          OTHER
                                                            NUMBER OF PORTFOLIOS IN   DIRECTORSHIPS
                  PRINCIPAL OCCUPATION(S)                        FUND COMPLEX            HELD BY
                    DURING PAST 5 YEARS                      OVERSEEN BY DIRECTOR       DIRECTOR+
  -------------------------------------------------------------------------------------------------
  Vice President, Cargo-United Airlines, since July 2001;   First American Funds          None
  Vice President, North America-Mountain Region for         Complex: fourteen
  United Airlines from 1995 to 2001.                        registered investment
                                                            companies, including
                                                            seventy portfolios.
  -------------------------------------------------------------------------------------------------
  Owner, Executive and Management Consulting, Inc., a       First American Funds          None
  management consulting firm, since 1992; Chief Executive   Complex: fourteen
  Officer, Creative Promotions International, LLC, a        registered investment
  promotional award programs and products company, since    companies, including
  1999; Board member, GC McGuiggan Corporation (DBA Smyth   seventy portfolios.
  Companies), a label printer, since 1993; Advisory Board
  member, Designer Doors, manufacturer of designer doors
  from 1998 to 2002; acted as CEO of Graphics Unlimited
  from 1996 to 1998.
  -------------------------------------------------------------------------------------------------
  Retired; President and Chief Executive Officer, Weirton   First American Funds          None
  Steel from 1995 to 2001; Director, Weirton Steel from     Complex: fourteen
  1993 to 2001.                                             registered investment
                                                            companies, including
                                                            seventy portfolios.
  -------------------------------------------------------------------------------------------------
  Chairman of FAF's and FAIF's Boards from 1993 to          First American Funds          None
  September 1997 and of FASF's Board from June 1996 to      Complex: fourteen
  September 1997; President of FAF and FAIF from June       registered investment
  1989 to November 1989; Owner and Executive Officer,       companies, including
  Excensus-TM- LLC, a consulting firm, since 2001; Owner    seventy portfolios.
  and President, Strauss Management Company, a Minnesota
  holding company for various organizational management
  business ventures, since 1993; Owner, Chairman and
  Chief Executive Officer, Community Resource
  Partnerships, Inc., a strategic planning, operations
  management, government relations, transportation
  planning and public relations organization, since 1993;
  attorney at law.
  -------------------------------------------------------------------------------------------------
  Owner and President, Strategic Management                 First American Funds          None
  Resources, Inc., a management consulting firm, since      Complex: fourteen
  1993; Executive Consultant for State Farm Insurance       registered investment
  Company since 1997; formerly President and Director,      companies, including
  The Inventure Group, a management consulting and          seventy portfolios.
  training company; President, Scott's, Inc., a
  transportation company, and Vice President of Human
  Resources, The Pillsbury Company.
  -------------------------------------------------------------------------------------------------
  Owner and President, Jim Wade Homes, a homebuilding       First American Funds          None
  company, since 1999.                                      Complex: fourteen
                                                            registered investment
                                                            companies, including
                                                            seventy portfolios.

           2002 ANNUAL REPORT  32  Minnesota Municipal Term Trust II

INTERESTED DIRECTOR

                                 POSITION(S)
                                  HELD WITH            TERM OF OFFICE AND
    NAME, ADDRESS, AND AGE          FUND              LENGTH OF TIME SERVED
----------------------------------------------------------------------------------
John M. Murphy, Jr. (61)*        Director      Term expiring earlier of death,
800 Nicollet Mall                              resignation, removal,
Minneapolis, Minnesota 55402                   disqualification, or successor duly
                                               elected and qualified. Director of
                                               MNB since August 1999
----------------------------------------------------------------------------------

OFFICERS

                                 POSITION(S)
                                  HELD WITH            TERM OF OFFICE AND
    NAME, ADDRESS, AND AGE          FUND              LENGTH OF TIME SERVED
----------------------------------------------------------------------------------
Thomas S. Schreier, Jr. (40)**   President     Re-elected by the Board annually;
U.S. Bancorp Asset                             President of MNB since February
Management, Inc.                               2001
800 Nicollet Mall
Minneapolis, Minnesota 55402
----------------------------------------------------------------------------------
Mark S. Jordahl (42)**           Vice          Re-elected by the Board annually;
U.S. Bancorp Asset               President-    Vice President-Investments of MNB
Management, Inc.                 Investments   since September 2001
800 Nicollet Mall
Minneapolis, Minnesota 55402
----------------------------------------------------------------------------------
Jeffery M. Wilson (46)**         Vice          Re-elected by the Board annually;
U.S. Bancorp Asset               President-    Vice President-Administration of
Management, Inc.                 Administration MNB since March 2000
800 Nicollet Mall
Minneapolis, Minnesota 55402
----------------------------------------------------------------------------------
Robert H. Nelson (39)**          Treasurer     Re-elected by the Board annually;
U.S. Bancorp Asset                             Treasurer of MNB since March 2000
Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
----------------------------------------------------------------------------------
James D. Alt (51)                Secretary     Re-elected by the board annually;
50 South Sixth Street,                         Secretary of MNB since June 2002;
Suite 1500                                     Assistant Secretary of MNB from
Minneapolis, Minnesota 55402                   September 1999 to June 2002.
----------------------------------------------------------------------------------
Michael J. Radmer (57)           Assistant     Re-elected by the board annually;
50 South Sixth Street,           Secretary     Assistant Secretary of MNB since
Suite 1500                                     March 2000; Secretary of MNB from
Minneapolis, Minnesota 55402                   September 1999 to March 2000.
----------------------------------------------------------------------------------
Kathleen L. Prudhomme (49)       Assistant     Re-elected by the board annually;
50 South Sixth Street,           Secretary     Assistant Secretary of MNB since
Suite 1500                                     September 1999.
Minneapolis, Minnesota 55402

           2002 ANNUAL REPORT  33  Minnesota Municipal Term Trust II

SHAREHOLDER UPDATE continued

                                                                                          OTHER
                                                            NUMBER OF PORTFOLIOS IN   DIRECTORSHIPS
                  PRINCIPAL OCCUPATION(S)                        FUND COMPLEX            HELD BY
                    DURING PAST 5 YEARS                      OVERSEEN BY DIRECTOR       DIRECTOR+
  -------------------------------------------------------------------------------------------------
  Retired; Executive Vice President, U.S. Bancorp from      First American Funds          None
  January 1999 to December 2002; Minnesota State            Complex: fourteen
  Chairman-U.S. Bancorp from 2000 to December 2002;         registered investment
  Chairman and Chief Investment Officer, First American     companies, including
  Asset Management and U.S. Bank Trust, N.A., and           seventy portfolios.
  Executive Vice President, U.S. Bancorp from 1991 to
  1999.
  -------------------------------------------------------------------------------------------------

                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------
Chief Executive Officer of U.S. Bancorp Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray from October 1998 through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998
--------------------------------------------------------------------------------
Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management-Americas from September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. from January 1998 to September 2000; Executive Vice President and Managing Director, Washington Square Advisers from January 1996 to December 1997.
--------------------------------------------------------------------------------
Senior Managing Director of U.S. Bancorp Asset Management, Inc. since May 2001; Senior Vice President of First American Asset Management through May 2001.
--------------------------------------------------------------------------------
Chief Operating Officer and Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; Senior Vice President of First American Asset Management from 1998 to May 2001 and of Firstar Investment & Research Management Company from February 2001 to May 2001; Senior Vice President of Piper Capital Management Inc. through 1998.
--------------------------------------------------------------------------------
Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
--------------------------------------------------------------------------------
Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
--------------------------------------------------------------------------------
Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

           2002 ANNUAL REPORT  34  Minnesota Municipal Term Trust II

*Mr. Murphy is considered an "interested" Director because of his ownership of securities issued by U.S. Bancorp.

**Messrs. Schreier, Jordahl, Wilson, and Nelson are each officers of U.S.
  Bancorp Asset Management, Inc., which serves as investment advisor for MNB.

+Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

FAF   First American Funds, Inc.
FAIF  First American Investment Funds, Inc.
FASF  First American Strategy Funds, Inc.

           2002 ANNUAL REPORT  35  Minnesota Municipal Term Trust II

BOARD OF DIRECTORS

ROGER GIBSON
Director of Minnesota Municipal Term Trust II
Vice President-Cargo, United Airlines

LEONARD KEDROWSKI
Director of Minnesota Municipal Term Trust II
Owner and President of Executive
and Management Consulting, Inc.

JOHN MURPHY JR.
Director of Minnesota Municipal Term Trust II
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of Minnesota Municipal Term Trust II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of Minnesota Municipal Term Trust II
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of Minnesota Municipal Term Trust II
Owner and President of
Strategic Management Resources, Inc.

JAMES WADE
Director of Minnesota Municipal Term Trust II
Owner and President of Jim Wade Homes

[FIRST AMERICAN(TM) LOGO]

MINNESOTA MUNICIPAL TERM TRUST II
2002 ANNUAL REPORT

U.S. Bancorp Asset Management, Inc., ("USBAM") is a subsidiary of U.S. Bank National Association, a separate entity and wholly owned subsidiary of U.S. Bancorp.

[RECYCLED SYMBOL] This document is printed on paper containing 10% postconsumer waste.

2/2003    2005-03    MNB-AR